Earnings per share (EPS)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share (EPS)
3.	Earnings per share (EPS)

	Three Months Ended March 31, 2014
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$(12,549,000)	120,368,650	$(0.10)
Effect of dilutive securities:
Restricted stock	—	—	—

Diluted EPS	$(12,549,000)	120,368,650	$(0.10)

	Three Months Ended March 31, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$592,000	118,867,678	$0.00
Effect of dilutive securities:
Restricted stock	—	1,204,896	—

Diluted EPS	$592,000	120,072,574	$0.00

For the three months ended March 31, 2014 all common shares potentially issuable in connection with outstanding restricted stock unit awards have been excluded from the calculation of diluted EPS as the company incurred a loss during the quarter, and therefore, inclusion of such potential common shares in the calculation of diluted EPS would be anti-dilutive.

Note 12 — Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$27,015,000	119,284,468	$0.23
Effect of dilutive securities:
Stock options and restricted stock		1,940,082	$(0.01)

Diluted EPS	$27,015,000	121,224,550	$0.22

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$37,313,000	117,721,135	$0.32
Effect of dilutive securities:
Stock options and restricted stock		1,372,455	$(0.01)

Diluted EPS:	$37,313,000	119,093,590	$0.31

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$(50,451,000)	116,081,590	$(0.43)
Effect of dilutive securities:
Stock options and restricted stock		—	$—

Diluted EPS:	$(50,451,000)	116,081,590	$(0.43)

For the years ended December 31, 2013 and 2012, weighted-average shares outstanding used in our computation of diluted EPS includes the dilutive effect of potential common shares. For the year ended December 31, 2011, all potential common shares have been excluded from the calculation of weighted-average shares outstanding used in our computation of diluted EPS as the company incurred a loss for that year, and therefore, inclusion of potential common shares in the calculation of diluted EPS would be anti-dilutive.